PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2015
PROPERTY AND EQUIPMENT, NET [Abstract]
Schedule of Property and Equipment, Net
	December 31,
	2 0 1 5	2 0 1 4
Cost:
Office furniture and equipment	100	92
Laboratory equipment	378	306
Computers and auxiliary equipment	396	206
	874	604
Accumulated depreciation	505	413
Property and equipment, net	369	191